Average Annual Total Returns		12 Months Ended	60 Months Ended	64 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Innovator U.S. Equity Ultra Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.56%	7.73%	7.80%
Performance Inception Date	Aug. 30, 2019
Innovator U.S. Equity Ultra Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.56%	7.73%	7.76%
Innovator U.S. Equity Ultra Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.84%	6.09%	6.18%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%	16.14%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		16.39%	12.75%	14.35%